Cash Distributions and Earnings/ (Losses) Per Unit (Tables)	6 Months Ended
Jun. 30, 2016
Earnings Per Unit [Abstract]
Schedule of incentive distributions made to General Partners or Unitholders by distribution

			Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Total Amount		Common and subordinated Unitholders	General Partner	Holders of IDRs
Minimum Quarterly Distribution	$	0.4125	98.0%	2.0%	0%
First Target Distribution	up to $	0.4744	98.0%	2.0%	0%
Second Target Distribution	above $	0.4744	85.0%	2.0%	13.0%
	up to $	0.5156
Third Target Distribution	above $	0.5156	75.0%	2.0%	23.0%
	up to $	0.6188
Thereafter	above $	0.6188	50.0%	2.0%	48.0%

Schedule of earnings per unit, basic and diluted

	Three Month Period ended June 30, 2016 ($ '000) (unaudited)	Six Month Period ended June 30, 2016 ($ '000) (unaudited)	Three Month Period ended June 30, 2015 ($ '000) (unaudited)	Six Month Period ended June 30, 2015 ($ '000) (unaudited)
Net income attributable to Navios Maritime Midstream Partners L.P. subsequent to initial public offering and limited partners' interest in net income:	$5,889	$13,384	$5,394	$11,706
Earnings attributable to:
Common unit holders	$2,659	$6,043	$2,435	$5,528
Subordinated unit holders Series A	$453	$1,030	$415	$415
Subordinated unit holders	$2,659	$6,043	$2,435	$5,528
Weighted average units outstanding (basic and diluted)
Common unit holders	9,342,692	9,342,692	9,342,692	9,342,692
Subordinated unit holders Series A	1,592,920	1,592,920	227,560	114,409
Subordinated unit holders	9,342,692	9,342,692	9,342,692	9,342,692
Earnings per unit (basic and diluted):
Common unit holders	$0.28	$0.65	$0.26	$0.59
Subordinated unit holders Series A	$0.28	$0.65	$1.82	$3.63
Subordinated unit holders	$0.28	$0.65	$0.26	$0.59
Earnings per unit - distributed (basic and diluted):
Common unit holders	$0.42	$0.85	$0.41	$0.83
Subordinated unit holders Series A	$0.42	$0.85	$2.89	$5.74
Subordinated unit holders	$0.42	$0.85	$0.41	$0.83
(Losses) per unit - undistributed (basic and diluted):
Common unit holders	$(0.14)	$(0.20)	$(0.15)	$(0.24)
Subordinated unit holders Series A	$(0.14)	$(0.20)	$(1.06)	$(2.11)
Subordinated unit holders	$(0.14)	$(0.20)	$(0.15)	$(0.24)